Description of Organization and Business Operations (Detail)		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 USD ($) Item $ / shares shares	Apr. 30, 2019 shares	Jun. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares
Initial Public Offering
Proceeds from sale of stock | $			$ 287,500,000	$ 287,500,000	$ 287,500,000
Warrant price (in dollars per warrant) | $ / shares						$ 1.00	$ 1.00
Minimum number of business acquisitions required | Item	1
Minimum requirement of acquisitions as percentage of assets in trust (in percent)	80.00%
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Minimum net tangible assets upon consummation of a Business Combination | $	$ 5,000,001
Restriction on redemption of common stock sold (as a percent)	15.00%
Redemption obligation of shares upon non completion of business combination (as a percent)	100.00%
Term to complete business combination	24 months
Number of business days to redeem public shares	10 days
Maximum reduction in interest to pay dissolution expenses | $	$ 100,000
IPO
Initial Public Offering
Number of shares issued | shares	28,750,000	28,750,000
Share price (in dollars per share) | $ / shares	$ 10.00
Warrant price (in dollars per warrant) | $ / shares	$ 11.50
Over-allotment option
Initial Public Offering
Number of shares issued | shares	3,750,000
Private Placement | Warrant
Initial Public Offering
Warrants issued (in shares) | shares	7,750,000
Warrant price (in dollars per warrant) | $ / shares	$ 1.00
Proceeds from Issuance of warrants | $	$ 7,750,000
Ordinary Shares
Initial Public Offering
Share price (in dollars per share) | $ / shares	$ 10.00
Proceeds from sale of stock | $	$ 287,500,000
Anticipated share price (in dollars per share) | $ / shares	$ 10.00
Ordinary Shares | IPO
Initial Public Offering
Number of shares issued | shares	28,750,000
Ordinary Shares | Over-allotment option
Initial Public Offering
Number of shares issued | shares	3,750,000
Share price (in dollars per share) | $ / shares	$ 10.00
Proceeds from sale of stock | $	$ 287,500,000
Offering Costs | $	15,000,000
Deferred underwriting commissions | $	$ 9,200,000